Reinsurance (Tables)	12 Months Ended
Dec. 31, 2011
Reinsurance [Abstract]
Reinsurance Premium And Effect On Claims And Other Policy Benefits [Table Text Block]
The effect of reinsurance on net premiums is as follows (dollars in thousands):

Years ended December 31,	2011	2010	2009

Direct	$2,590	$2,669	$2,259
Reinsurance assumed	7,701,594	7,198,219	6,241,952
Reinsurance ceded	(368,497)	(541,208)	(519,050)
Net premiums	$7,335,687	$6,659,680	$5,725,161

The effect of reinsurance on claims and other policy benefits as follows (dollars in thousands):

Years ended December 31,	2011	2010	2009

Direct	$4,179	$4,062	$4,098
Reinsurance assumed	6,472,041	5,877,153	5,025,383
Reinsurance ceded	(251,037)	(334,060)	(210,055)
Net claims and other policy benefits	$6,225,183	$5,547,155	$4,819,426

Reinsurance Information [Table Text Block]
The effect of reinsurance on life insurance in force is shown in the following schedule (dollars in millions):

Life Insurance In Force:	Direct	Assumed	Ceded	Net	Assumed/Net %

December 31, 2011	$76	$2,664,353	$39,987	$2,624,442	101.52%
December 31, 2010	74	2,540,317	42,582	2,497,809	101.70
December 31, 2009	72	2,325,041	46,897	2,278,216	102.06